Commitments and Contingencies	6 Months Ended
Jun. 30, 2019
Commitments And Contingencies
Commitments and Contingencies
18	Commitments and contingencies

Service and manufacturing
$
Less than 1 year	2,528
1 - 3 years	13
4 - 5 years	13
More than 5 years	24
Total	2,578

Contingencies

In the normal course of operations, the Company may become involved in various claims and legal proceedings related to, for example, contract terminations and employee-related and other matters.

Securities class action lawsuit

The Company’s securities class action lawsuit pending in the U.S. District Court for the District of New Jersey, brought on behalf of shareholders of the Company alleges violations of the Securities Exchange Act of 1934 in connection with allegedly false and misleading statements made by the defendants between August 30, 2011 and November 6, 2014 regarding the safety and efficacy of Macrilen™ (macimorelin) and the prospects for the approval of the Company’s New Drug Application for the product by the FDA. In February 2018, the U.S. court granted a motion for class certification in the case, and on May 30, 2019 the U.S Third Circuit Court of Appeals dismissed an appeal of that certification motion that had been brought by the Company. The Company considers the claims that have been asserted in the lawsuit to be without merit and is vigorously defending against them. The Company cannot, however, predict at this time the outcome or potential losses, if any, with respect to this lawsuit. The Company continues to believe that substantially all of the costs for its defense and indemnity will be borne by the insurers who provide directors’ and officers’ liability insurance to the Company, subject to policy limits.

Other lawsuits

On December 21, 2018, the Company settled a dispute with its former President and Chief Executive Officer and with its former Senior Vice President, Chief Administrative Officer, General Counsel and Corporate Secretary with the Company agreeing to make a payment in the amount of $775.

On November 5, 2018, the Company settled a dispute with Cogas Consulting, LLC with the Company agreeing to make a payment of $625.